Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts receivable	$ 0	$ 0
Vessels depreciation method	straight-line basis
Vessels held for sale		0	$ 0
Vessel impairment charge	$ 0	$ 0	$ 28,290
Crude Carriers
Useful life	25 years
Product Oil Carriers
Useful life	25 years
LNG Carrier
Useful life	40 years
Vessels older than ten years
Vessels dry-dock period			2 years 6 months
First 15 years of vessel's life
Vessels dry-dock period	5 years
Remaining useful life of the vessels
Vessels dry-dock period	2 years 6 months